Warrant Liability (Details) - Schedule of Warrant Liability - CAD ($)	Jun. 30, 2024	Dec. 20, 2023	Sep. 30, 2023
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Number Warrants	17,465,750
Amount of Warrants	$ 734,759	$ 1,746,575
Public and Private Warrants [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Number Warrants	16,049,080
Amount of Warrants	$ 593,092
Vesting Sponsor Warrants [Member]
Warrant Liability (Details) - Schedule of Warrant Liability [Line Items]
Number Warrants	1,416,670
Amount of Warrants	$ 141,667